Deferred leasing and financing costs (Tables)	12 Months Ended
Dec. 31, 2011
Deferred leasing and financing costs
Schedule of deferred leasing and financing costs

	December 31,
	2011	2010
Deferred leasing costs	$229,196	$171,715
Accumulated amortization	(124,662)	(98,385)
Deferred leasing costs, net	$104,534	$73,330

Deferred financing costs	$82,097	$60,078
Accumulated amortization	(51,081)	(44,362)
Deferred financing costs, net	$31,016	$15,716